Partners' Capital	12 Months Ended
Dec. 31, 2014
Partners' Capital [Abstract]
Partners' Capital
Partners’ Capital
(a) Issuance of Common Units
In November 2014, the Partnership issued 12,075,000 common units representing limited partner interests in the Partnership at an offering price of $28.37 per unit for net proceeds of $332.3 million. The net proceeds from the common units offering were used for capital expenditures and general partnership purposes.
In October 2014, the Partnership issued 1,016,322 common units to ENLC representing limited partner interests in the Partnership as partial consideration for E2 Appalachian Units.
In May 2014, the Partnership entered into an Equity Distribution Agreement (the “EDA”) with BMO Capital Markets Corp. (“BMOCM”). Pursuant to the terms of the EDA, the Partnership may from time to time through BMOCM, as its sales agent, sell common units representing limited partner interests having an aggregate offering price of up to $75.0 million. Through December 31, 2014, the Partnership sold an aggregate of 2.4 million common units under the EDA, generating proceeds of approximately $71.9 million (net of approximately $0.7 million of commissions to BMOCM). The Partnership used the net proceeds for general partnership purposes.
In November 2014, the Partnership entered into an Equity Distribution Agreement (the “BMO EDA”) with BMO Capital Markets Corp., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Jefferies LLC, Raymond James & Associates, Inc. and RBC Capital Markets, LLC (collectively, the “Sales Agents”) to sell up to $350.0 million in aggregate gross sales of the Partnership’s common units representing limited partner interests from time to time through an “at the market” equity offering program. The Partnership may also sell Common Units to any Sales Agent as principal for the Sales Agent’s own account at a price agreed upon at the time of sale. The Partnership has no obligation to sell any of the Common Units under the BMO EDA and may at any time suspend solicitation and offers under the BMO EDA. Through December 2014, the Partnership sold an aggregate of 0.3 million common units under the BMO EDA, generating proceeds of approximately $7.8 million (net of approximately $0.1 million of commissions). The Partnership used the net proceeds for general partnership purposes.

(b)  Distributions

Unless restricted by the terms of the Partnership’s credit facility and/or the indentures governing the Partnership's unsecured senior notes, the Partnership must make distributions of 100% of available cash, as defined in the partnership agreement, within 45 days following the end of each quarter. Distributions are made to the General Partner in accordance with its current percentage interest with the remainder to the common unitholders, subject to the payment of incentive distributions as described below to the extent that certain target levels of cash distributions are achieved. The Partnership's first quarter 2014 distribution on its common units and Class B Units of $0.36 per unit and $0.10 per unit, respectively, was paid on May 14, 2014. Distributions declared for the Class B Units represent a pro rata distribution for the number of days the Class B Units were issued and outstanding during the quarter. The Class B Units automatically converted into common units on a one-for-one basis on May 6, 2014. The Partnership declared a second quarter 2014 distribution on its common units of $0.365 per unit which was paid on August 13, 2014. The Partnership declared a third quarter 2014 distribution on its common units of $0.37 which was paid on November 13, 2014. Additionally, the Partnership declared a fourth quarter 2014 distribution on its common units of $0.375 per unit which was paid on February 12, 2015.
Our General Partner owns the general partner interest in us and all of our incentive distribution rights. Our General Partner is entitled to receive incentive distributions if the amount we distribute with respect to any quarter exceeds levels specified in our partnership agreement. Under the quarterly incentive distribution provisions, our General Partner is entitled to 13.0% of amounts we distribute in excess of $0.25 per unit, 23% of the amounts we distribute in excess of $0.3125 per unit and 48.0% of amounts we distribute in excess of $0.375 per unit.

(c) Earnings per Unit and Dilution Computations
As required under FASB ASC 260-10-45-61A, unvested share-based payments that entitle employees to receive non-forfeitable distributions are considered participating securities, as defined in FASB ASC 260-10-20, for earnings per unit calculations. Net income earned by the Predecessor prior to March 7, 2014 is not included for purposes of calculating earnings per unit as the Predecessor did not have any unitholders. Net income attributable to the Transferred Interests and VEX Interests acquired from Acacia and Devon, respectively, for the period prior to the Partnership’s acquisition of the Transferred Interests and VEX Interests are not allocated to the limited partners for purposes of calculating net income per common unit.
The following table reflects the computation of basic and diluted earnings per limited partner units for the periods presented (in millions except per unit amounts):

Year Ended December 31,
2014*
Limited partners’ interest in net income	$136.7
Distributed earnings allocated to:
Common units and Class B Units (1) (2)	$310.0
Unvested restricted units	1.3
Total distributed earnings	$311.3
Undistributed loss allocated to:
Common units and Class B Units (2)	$(173.9)
Unvested restricted units	(0.7)
Total undistributed loss	$(174.6)
Net income allocated to:
Common units and Class B Units (2)	$136.1
Unvested restricted units	0.6
Total limited partners’ interest in net income	$136.7
Total basic and diluted net income per unit:
Basic	$0.59
Diluted	$0.59

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* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.
(1) The 2014 amount represents distributions of $0.36 per unit paid on May 14, 2014, distributions of $0.365 per unit paid on August 13, 2014 , distributions of $0.37 per unit paid on November 13, 2014 and distributions declared of $0.375 per unit payable on February 12, 2015.
(2) The 2014 amount includes distribution of $0.10 per unit for Class B Units paid on May 14, 2014. The Class B Units converted into common units on a one-for-one basis on May 6, 2014.
The following are the unit amounts used to compute the basic and diluted earnings per limited partner unit for the year ended December 31, 2014 (in millions):

Year Ended December 31,
2014
Basic and diluted earnings per unit:
Weighted average limited partner common units outstanding (1)	232.8
Diluted weighted average units outstanding:
Weighted average limited partner basic common units outstanding (1)	232.8
Dilutive effect of restricted units issued	0.4
Total weighted average limited partner diluted common units outstanding (1)	233.2

(1) Weighted average limited partner common units outstanding do not include Class D Common Units and Class E Common Units issued on February 17, 2015 and May 27, 2015, respectively, in connection with the acquisitions of the Transferred Interests or the common units issued on April 1, 2015 in connection with the acquisition of the VEX Interests.
All outstanding units were included in the computation of diluted earnings per unit and weighted based on the number of days such units were outstanding during the period presented.
Net income is allocated to the General Partner in an amount equal to its incentive distribution rights as described in Note 7(b). The General Partner's share of net income consists of incentive distribution rights to the extent earned, a deduction for unit-based compensation attributable to ENLC’s restricted units and the percentage interest of the Partnership’s net income adjusted for ENLC's unit-based compensation specifically allocated to the General Partner. The net income allocated to the general partner is as follows (in millions):

Year Ended December 31,
2014 (1)
Income allocation for incentive distributions	$20.6
Unit-based compensation attributable to ENLC’s restricted units	(10.4)
General Partner interest in net income	1.1
General Partner interest in E2, Transferred Interests and VEX Interests	127.0
General Partner share of net income	$138.3

(1) Financial information has been recast to include the financial position and results attributable to the Transferred Interests and VEX Interests.